UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter
Ended:_9/30/08________

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holdings
    entries.
Institutional Investment Manager Filing this Report:

Name:   _Sentinel Trust Company, LBA______________
Address:_2001 Kirby Dr., Suite 1210_______________
        _Houston, TX 77019________________________
        __________________________________________

Form 13F File Number: 028-05787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name:  __Bartley J. Rainey______________________
Title: __Sr. Vice President & CFO_______________
Phone: __713-529-3729___________________________

Signature, Place, and Date of Signing:

_Bartley J. Rainey__ _Houston, TX_______________
10/23/08
   [Signature]               [City, State]
[Date]








Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in
    this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of
the
    holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None






























Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      3

Form 13F Information Table Entry Total: 140

Form 13F Information Table Value Total: $  409,729
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No. 		Form 13F File Number 		Name

       1			028-05789  	Daniel F. Flowers
       2			028-05791  	Daniel F. Flowers, Jr.
 3			028-05793  	Lucian L. Morrison

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3m Co                          COM              88579y101      597     8740 SH       SOLE                     8740
                                                               501     7330 SH       OTHER   1,2,3                     7330
Abercrombie & Fitch ClA        COM              002896207     2540    64380 SH       SOLE                    64380
                                                              2568    65090 SH       OTHER   1,2,3                    65090
Alcoa Inc                      COM              013817101      152     6735 SH       SOLE                     6735
                                                               144     6380 SH       OTHER   1,2,3                     6380
Allstate Corp                  COM              020002101     1444    31300 SH       SOLE                    31300
                                                              1836    39801 SH       OTHER   1,2,3                    39801
Altria Group Inc.              COM              02209s103      355    17870 SH       SOLE                    17870
                                                               338    17020 SH       OTHER   1,2,3                    17020
Amer. Int'l Group              COM              026874107       60    18030 SH       SOLE                    18030
                                                               128    38585 SH       OTHER   1,2,3                    38585
Amgen Inc                      COM              031162100     2595    43776 SH       SOLE                    43776
                                                              2560    43192 SH       OTHER   1,2,3                    43192
Anadarko Petroleum             COM              032511107      776    15995 SH       SOLE                    15995
                                                               933    19235 SH       OTHER   1,2,3                    19235
Bank Amer Corp                 COM              060505104     2000    57150 SH       SOLE                    57150
                                                              1709    48824 SH       OTHER   1,2,3                    48824
Brinker International Inc      COM              109641100      717    40100 SH       SOLE                    40100
                                                               791    44200 SH       OTHER   1,2,3                    44200
Chevron Corp                   COM              166764100     1481    17955 SH       SOLE                    17955
                                                              1308    15855 SH       OTHER   1,2,3                    15855
Christopher & Banks Cp         COM              171046105      568    74020 SH       SOLE                    74020
                                                               705    91929 SH       OTHER   1,2,3                    91929
Cigna Corp                     COM              125509109      854    25130 SH       SOLE                    25130
                                                              1063    31295 SH       OTHER   1,2,3                    31295
Cimarex Energy Co              COM              171798101      515    10535 SH       SOLE                    10535
                                                               485     9910 SH       OTHER   1,2,3                     9910
Citigroup Inc                  COM              172967101     1283    62549 SH       SOLE                    62549
                                                              1784    86960 SH       OTHER   1,2,3                    86960
Coca Cola Co                   COM              191216100      216     4085 SH       SOLE                     4085
Comcast Corp New Cl A          COM              20030N101     2287   116530 SH       SOLE                   116530
                                                              2415   123015 SH       OTHER   1,2,3                   123015
Conocophillips                 COM              20825C104     2241    30599 SH       SOLE                    30599
                                                              2008    27415 SH       OTHER   1,2,3                    27415
Dell Inc                       COM              24702r101      216    13093 SH       SOLE                    13093
                                                                76     4595 SH       OTHER   1,2,3                     4595
Dollar Tree Inc                COM              256746108      790    21720 SH       SOLE                    21720
                                                              1117    30710 SH       OTHER   1,2,3                    30710
Eastman Chemical Co            COM              277432100      168     3050 SH       SOLE                     3050
                                                               161     2930 SH       OTHER   1,2,3                     2930
Emulex Corp Com New            COM              292475209      479    44870 SH       SOLE                    44870
                                                               461    43240 SH       OTHER   1,2,3                    43240
Erie Indemnity Class B         COM              29530P201   237388     2340 SH       OTHER                             2340
Fannie Mae                     COM              313586109       53    34713 SH       SOLE                    34713
                                                                59    38472 SH       OTHER   1,2,3                    38472
Fedex Corp Com                 COM              31428X106      966    12225 SH       SOLE                    12225
                                                               988    12505 SH       OTHER   1,2,3                    12505
Freddie Mac                    COM              313400301       83    48300 SH       SOLE                    48300
                                                                75    43800 SH       OTHER   1,2,3                    43800
Goldman Sachs                  COM              38141G104     1426    11142 SH       SOLE                    11142
                                                              1304    10185 SH       OTHER   1,2,3                    10185
Home Depot Inc                 COM              437076102      285    11020 SH       SOLE                    11020
                                                               104     4020 SH       OTHER   1,2,3                     4020
Intel Corp                     COM              458140100      190    10169 SH       SOLE                    10169
International Paper Co.        COM              460146103     1180    45085 SH       SOLE                    45085
                                                              1149    43870 SH       OTHER   1,2,3                    43870
J P Morgan Chase               COM              46625H100     2645    56631 SH       SOLE                    56631
                                                              3042    65138 SH       OTHER   1,2,3                    65138
Johnson & Johnson              COM              478160104     2294    33115 SH       SOLE                    33115
                                                              1921    27735 SH       OTHER   1,2,3                    27735
Kemet Corp                     COM              488360108       25    18710 SH       SOLE                    18710
                                                                 1      551 SH       OTHER                              551
Kohl's Corp                    COM              500255104     2746    59590 SH       SOLE                    59590
                                                              2648    57468 SH       OTHER   1,2,3                    57468
Lehman Brothers                COM              524908100       14    63174 SH       SOLE                    63174
                                                                11    53106 SH       OTHER   1,2,3                    53106
Lilly Eli & Co                 COM              532457108     1301    29555 SH       SOLE                    29555
                                                              1491    33870 SH       OTHER   1,2,3                    33870
Loews Corp                     COM              540424108      338     8570 SH       SOLE                     8570
                                                               323     8180 SH       OTHER   1,2,3                     8180
Lowe's Companies Inc           COM              548661107     1081    45625 SH       SOLE                    45625
                                                              1182    49900 SH       OTHER   1,2,3                    49900
Marathon Oil                   COM              565849106      931    23360 SH       SOLE                    23360
                                                               791    19830 SH       OTHER   1,2,3                    19830
Merck & Co Inc                 COM              589331107      360    11400 SH       SOLE                    11400
                                                               343    10857 SH       OTHER   1,2,3                    10857
Micron Technology Inc          COM              595112103      500   123505 SH       SOLE                   123505
                                                               482   119029 SH       OTHER   1,2,3                   119029
Microsoft Corp                 COM              594918104      490    18371 SH       SOLE                    18371
Morgan Stanley                 COM              617446448      334    14530 SH       SOLE                    14530
                                                               338    14704 SH       OTHER   1,2,3                    14704
Norfolk Southern               COM              655844108      722    10900 SH       SOLE                    10900
                                                               395     5960 SH       OTHER   1,2,3                     5960
Omnivision Technologies        COM              682128103     1173   102810 SH       SOLE                   102810
                                                              1238   108530 SH       OTHER   1,2,3                   108530
Partnerre Ltd                  COM              G6852T105      365     5365 SH       SOLE                     5365
                                                               462     6790 SH       OTHER   1,2,3                     6790
Pfizer Inc                     COM              717081103     2564   139056 SH       SOLE                   139056
                                                              2175   117934 SH       OTHER   1,2,3                   117934
Photronics Inc                 COM              719405102      353   187536 SH       SOLE                   187536
                                                               328   174432 SH       OTHER   1,2,3                   174432
Plantronics Inc New            COM              727493108     1543    68500 SH       SOLE                    68500
                                                              1640    72820 SH       OTHER   1,2,3                    72820
Seacor Holdings, Inc.          COM              811904101     1337    16935 SH       SOLE                    16935
                                                              1421    18000 SH       OTHER   1,2,3                    18000
Seagate Tech Hldgs             COM              G7945J104     1307   107850 SH       SOLE                   107850
                                                              1123    92695 SH       OTHER   1,2,3                    92695
Smith International            COM              832110100    11822   201600 SH       SOLE                   201600
Southwest Airlines Co          COM              844741108      198    13625 SH       SOLE                    13625
                                                               141     9700 SH       OTHER   1,2,3                     9700
Sovereign Bancorp Inc          COM              845905108       47    11835 SH       OTHER                            11835
Suntrust Banks Inc             COM              867914103      435     9675 SH       SOLE                     9675
                                                               554    12315 SH       OTHER   1,2,3                    12315
The Dow Chemical Co            COM              260543103      167     5270 SH       SOLE                     5270
                                                               243     7660 SH       OTHER   1,2,3                     7660
Time Warner Inc                COM              887317105      349    26599 SH       SOLE                    26599
                                                               319    24350 SH       OTHER   1,2,3                    24350
UnitedHealth Group Inc         COM              91324P102      242     9540 SH       SOLE                     9540
Verizon Comm                   COM              92343V104     1233    38410 SH       SOLE                    38410
                                                              1122    34958 SH       OTHER   1,2,3                    34958
Wal-Mart Stores Inc            COM              931142103     1088    18161 SH       SOLE                    18161
                                                               681    11375 SH       OTHER   1,2,3                    11375
Walgreen Co                    COM              931422109     3495   112890 SH       SOLE                   112890
                                                              3365   108680 SH       OTHER   1,2,3                   108680
Watson Pharmaceuticals         COM              942683103     1101    38640 SH       SOLE                    38640
                                                               851    29860 SH       OTHER   1,2,3                    29860
Wyeth                          COM              983024100      703    19025 SH       SOLE                    19025
                                                              1075    29110 SH       OTHER   1,2,3                    29110
ADR BP PLC                     ADR              055622104      234     4667 SH       SOLE                     4667
ADR Nokia                      ADR              654902204      396    21235 SH       SOLE                    21235
                                                               309    16550 SH       OTHER   1,2,3                    16550
ADR Royal Dutch Shell Plc Spon ADR              780259206     1108    18778 SH       SOLE                    18778
                                                                56      950 SH       OTHER   1,2,3                      950
Midcap SPDR Trust Ser 1                         595635103      518 3930.000 SH       SOLE                 3930.000
SPDR Trust Series 1                             78462F103     5747 49548.000SH       SOLE                49548.000
Select Sector Spdr Tr Sbi Int-                  81369Y605      303 15229.000SH       SOLE                15229.000
Vanguard Total Stock Market VI                  922908769     1379 23631.000SH       SOLE                23631.000
iShares Russel 2000                             464287655      339 4987.000 SH       SOLE                 4987.000
Spdr Series Trust Lehmn Intl E                  78464A516      251     4829 SH       SOLE                     4829
iShares GS $ InvesTop Corp Bd                   464287242     1325    14762 SH       SOLE                    14762
iShares Lehman 1-3 Yr Tsy Bd F                  464287457      527     6304 SH       SOLE                     6304
iShares Lehman Aggregate Bond                   464287226     1665    16885 SH       SOLE                    16885
Vanguard Intl Eqty Idx Emr Mkt                  922042858      432    12477 SH       SOLE                    12477
Wisdomtree Trust Jp Smallcp Di                  97717w836      372     9764 SH       SOLE                     9764
iShares Inc MSCI Japan                          464286848      294    27595 SH       SOLE                    27595
iShares MSCI EAFE                               464287465    28155   500093 SH       SOLE                   500093
                                                               474     8412 SH       OTHER                             8412
iShares MSCI EMRG                               464287234     2100    61461 SH       SOLE                    61461
                                                                61     1785 SH       OTHER                             1785